Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits, Excluding Interest and Penalties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Income Tax Disclosure [Abstract]
Beginning balance	$ 9,378	$ 11,057	$ 16,296
Increases for tax positions in current year	3,743	2,199	1,098
Increases for tax positions in prior years	356	52	159
Decreases for tax positions in prior years	(4,186)	(102)	(5,500)
Settlements	(3,022)	(2,105)	(937)
Lapse in statute of limitations	(102)	(1,723)	(59)
Restructuring Transactions	(2,474)
Ending balance	$ 3,693	$ 9,378	$ 11,057